Document and Entity Information	12 Months Ended
Apr. 29, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	JNL SERIES TRUST
Central Index Key	0000933691
Amendment Flag	false
Document Creation Date	Sep 13, 2013
Document Effective Date	Sep 16, 2013
Prospectus Date	Apr 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

Please remove all references and information related to the following Funds:

JNL/M&G Global Leaders Fund
JNL/Lazard Mid Cap Equity Fund
JNL/UBS Large Cap Select Growth Fund

Please add the following Funds on the cover page and to the Table of Contents:

JNL/BlackRock Large Cap Select Growth Fund
JNL/Invesco Mid Cap Value Fund

In the summary prospectus for all funds that have “ Investment style risk ” in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Investment style risk ” in its entirety and replace with the following:

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a security’s potential worth, or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

In the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled “ Principal Investment Strategies ,” please delete the table entitled “ Non-Traditional Asset Classes and Strategies ” and replace it with the following:

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Global Long/Short Credit

Global Macro

Risk Parity

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please delete the first three paragraphs in its entirety and replace it with the following:

Principal Investment Strategies.   To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts, futures-related instruments and swaps, as defined below.  The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, swaps and forward contracts currently across four major asset classes (commodities, currencies, fixed income and equities).  The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts, futures-related instruments and swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures and bond futures and swaps and may also invest in commodity futures and swaps (collectively, “Instruments”).  The Fund will seek to gain exposure to commodity futures and swaps primarily by investing in JNL/AQR Managed Futures Strategy Fund Ltd. (“Subsidiary”), which invests primarily in those futures and swaps (as described more fully below).These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  The Fund may also invest in fixed income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund’s assets.  This flexibility allows AQR Capital Management, LLC (“Sub-Adviser”) to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Sub-Adviser uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments.  Once a trend is determined, the Fund will take either a long or short position in the given Instrument.  The owner of a “long” position in a derivative instrument will benefit from an increase in the price of the underlying instrument. The owners of a “short” position in a derivative instrument will benefit from a decrease in the price of the underlying instrument.  The size of the position taken will relate to the Sub-Adviser’s confidence in the trend continuing as well as the Sub-Adviser’s estimate of the Instrument’s risk.  The Sub-Adviser generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please add the following after the ninth paragraph:

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary   is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary invests primarily in commodity futures and swaps, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to regulated investment companies (“RICs”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in those futures and swaps subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “ Management Fee ” in the Prospectus.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Commodity-linked derivatives risk ,” “ Commodities regulatory and tax risk ,” and “ Tax risk ” in its entirety and replace with the following:

•
Commodity-linked derivatives risk   – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk   – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please add the following risk:

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please add the following after the fourth paragraph:

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals, such as exchange-traded funds (“ETFs”), which are designed to provide this exposure without the Fund’s direct investment in physical commodities or commodities futures contracts. The Fund will seek to gain that exposure primarily by investing up to 25% of the value of its total assets in JNL/BlackRock Commodity Securities Strategy Fund Ltd., a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”), which invests primarily in commodity-related instruments (which may include commodity options and futures, swaps on commodity futures, ETFs that invest in commodities, and commodity-linked structured notes) and commodities (collectively, “Commodities”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in Commodities subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio, pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “ Management Fee ” in the Prospectus.

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Commodity-linked derivatives risk ” and “ Commodities regulatory and tax risk ,” in its entirety and replace with the following:

•
Commodity-linked derivatives risk   – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy), at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk   – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please add the following risks:

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “ Principal Investment Strategies ,” please delete the seventh paragraph in its entirety and add the following paragraphs in its place:

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase in the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals, such as exchange-traded funds (“ETFs”), which are designed to provide this exposure without the Fund’s direct investment in physical commodities or commodities futures contracts. The Fund may seek to gain that exposure primarily by investing up to 25% of the value of its total assets in JNL/BlackRock Global Allocation Fund Ltd., a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”), which invests primarily in commodity-related instruments (which may include, among others, commodity options and futures, swaps on commodity futures, ETFs that invest in commodities, and commodity-linked structured notes) and commodities (collectively, “Commodities”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in Commodities subject to the same 1940 Act asset coverage requirements that are applicable to the Fund.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio, pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays.  See section entitled “ Management Fee ” in the Prospectus.

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Commodity-linked derivatives risk ,” “ Commodities regulatory and tax risk ,” “ Subsidiary risk ,” and “ Tax risk ” in its entirety and replace with the following:

•
Commodity-linked derivatives risk   – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk   – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please add the following paragraphs:

Generally, the Fund invests in futures contracts, futures-related instruments and equity swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures (collectively, “Instruments”).  The Fund will seek to gain exposure to commodity futures and swaps on commodity futures primarily by investing in JNL/Ivy Asset Strategy Fund Ltd. (“Subsidiary”), which invests primarily in precious metals and those futures and swaps (as described more fully below).These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary   is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary invests primarily in precious metals, commodity futures and swaps on commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to regulated investment companies (“RICs”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in precious metals and commodity-related investments subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays . See section entitled “ Management Fee ” in the Prospectus.

In the summary prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Commodity-linked derivatives risk ,” “ Commodities regulatory and tax risk ,” “ Subsidiary risk ,” and “ Tax risk ” in its entirety and replace with the following:

•
Commodity-linked derivatives risk   – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/Neuberger Berman Strategic Income Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please add “ Mortgage-related and other asset-backed risk ”:

•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

In the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Fund, in the section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

In the summary prospectus for the JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, in the section entitled “ Principal Investment Strategies ,” please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

Please remove all references and information related to the following Funds:

JNL/M&G Global Leaders Fund
JNL/Lazard Mid Cap Equity Fund
JNL/UBS Large Cap Select Growth Fund

Please add the following Funds on the cover page and to the Table of Contents:

JNL/BlackRock Large Cap Select Growth Fund
JNL/Invesco Mid Cap Value Fund

In the summary prospectus for all funds that have “ Investment style risk ” in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Investment style risk ” in its entirety and replace with the following:

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a security’s potential worth, or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

In the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled “ Principal Investment Strategies ,” please delete the table entitled “ Non-Traditional Asset Classes and Strategies ” and replace it with the following:

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Global Long/Short Credit

Global Macro

Risk Parity

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please delete the first three paragraphs in its entirety and replace it with the following:

Principal Investment Strategies.   To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts, futures-related instruments and swaps, as defined below.  The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, swaps and forward contracts currently across four major asset classes (commodities, currencies, fixed income and equities).  The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts, futures-related instruments and swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures and bond futures and swaps and may also invest in commodity futures and swaps (collectively, “Instruments”).  The Fund will seek to gain exposure to commodity futures and swaps primarily by investing in JNL/AQR Managed Futures Strategy Fund Ltd. (“Subsidiary”), which invests primarily in those futures and swaps (as described more fully below).These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  The Fund may also invest in fixed income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund’s assets.  This flexibility allows AQR Capital Management, LLC (“Sub-Adviser”) to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Sub-Adviser uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments.  Once a trend is determined, the Fund will take either a long or short position in the given Instrument.  The owner of a “long” position in a derivative instrument will benefit from an increase in the price of the underlying instrument. The owners of a “short” position in a derivative instrument will benefit from a decrease in the price of the underlying instrument.  The size of the position taken will relate to the Sub-Adviser’s confidence in the trend continuing as well as the Sub-Adviser’s estimate of the Instrument’s risk.  The Sub-Adviser generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please add the following after the ninth paragraph:

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary   is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary invests primarily in commodity futures and swaps, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to regulated investment companies (“RICs”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in those futures and swaps subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “ Management Fee ” in the Prospectus.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Commodity-linked derivatives risk ,” “ Commodities regulatory and tax risk ,” and “ Tax risk ” in its entirety and replace with the following:

•
Commodity-linked derivatives risk   – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk   – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please add the following risk:

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please add the following after the fourth paragraph:

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals, such as exchange-traded funds (“ETFs”), which are designed to provide this exposure without the Fund’s direct investment in physical commodities or commodities futures contracts. The Fund will seek to gain that exposure primarily by investing up to 25% of the value of its total assets in JNL/BlackRock Commodity Securities Strategy Fund Ltd., a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”), which invests primarily in commodity-related instruments (which may include commodity options and futures, swaps on commodity futures, ETFs that invest in commodities, and commodity-linked structured notes) and commodities (collectively, “Commodities”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in Commodities subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio, pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “ Management Fee ” in the Prospectus.

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Commodity-linked derivatives risk ” and “ Commodities regulatory and tax risk ,” in its entirety and replace with the following:

•
Commodity-linked derivatives risk   – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy), at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk   – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please add the following risks:

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “ Principal Investment Strategies ,” please delete the seventh paragraph in its entirety and add the following paragraphs in its place:

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase in the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals, such as exchange-traded funds (“ETFs”), which are designed to provide this exposure without the Fund’s direct investment in physical commodities or commodities futures contracts. The Fund may seek to gain that exposure primarily by investing up to 25% of the value of its total assets in JNL/BlackRock Global Allocation Fund Ltd., a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”), which invests primarily in commodity-related instruments (which may include, among others, commodity options and futures, swaps on commodity futures, ETFs that invest in commodities, and commodity-linked structured notes) and commodities (collectively, “Commodities”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in Commodities subject to the same 1940 Act asset coverage requirements that are applicable to the Fund.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio, pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays.  See section entitled “ Management Fee ” in the Prospectus.

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Commodity-linked derivatives risk ,” “ Commodities regulatory and tax risk ,” “ Subsidiary risk ,” and “ Tax risk ” in its entirety and replace with the following:

•
Commodity-linked derivatives risk   – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk   – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please add the following paragraphs:

Generally, the Fund invests in futures contracts, futures-related instruments and equity swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures (collectively, “Instruments”).  The Fund will seek to gain exposure to commodity futures and swaps on commodity futures primarily by investing in JNL/Ivy Asset Strategy Fund Ltd. (“Subsidiary”), which invests primarily in precious metals and those futures and swaps (as described more fully below).These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary   is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary invests primarily in precious metals, commodity futures and swaps on commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to regulated investment companies (“RICs”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in precious metals and commodity-related investments subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays . See section entitled “ Management Fee ” in the Prospectus.

In the summary prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Commodity-linked derivatives risk ,” “ Commodities regulatory and tax risk ,” “ Subsidiary risk ,” and “ Tax risk ” in its entirety and replace with the following:

•
Commodity-linked derivatives risk   – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/Neuberger Berman Strategic Income Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please add “ Mortgage-related and other asset-backed risk ”:

•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

In the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Fund, in the section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

In the summary prospectus for the JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, in the section entitled “ Principal Investment Strategies ,” please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

JNL/M&G Global Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

Please remove all references and information related to the following Funds:

JNL/M&G Global Leaders Fund

JNL/Lazard Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

Please remove all references and information related to the following Funds:

JNL/Lazard Mid Cap Equity Fund

JNL/UBS Large Cap Select Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

Please remove all references and information related to the following Funds:

JNL/UBS Large Cap Select Growth Fund

JNL Institutional Alt 20 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

In the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled “ Principal Investment Strategies ,” please delete the table entitled “ Non-Traditional Asset Classes and Strategies ” and replace it with the following:

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Global Long/Short Credit

Global Macro

Risk Parity

JNL Institutional Alt 35 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

In the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled “ Principal Investment Strategies ,” please delete the table entitled “ Non-Traditional Asset Classes and Strategies ” and replace it with the following:

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Global Long/Short Credit

Global Macro

Risk Parity

JNL Institutional Alt 50 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

In the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled “ Principal Investment Strategies ,” please delete the table entitled “ Non-Traditional Asset Classes and Strategies ” and replace it with the following:

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Global Long/Short Credit

Global Macro

Risk Parity

JNL Institutional Alt 65 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

In the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled “ Principal Investment Strategies ,” please delete the table entitled “ Non-Traditional Asset Classes and Strategies ” and replace it with the following:

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Global Long/Short Credit

Global Macro

Risk Parity

JNL/AQR Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please delete the first three paragraphs in its entirety and replace it with the following:

Principal Investment Strategies.   To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts, futures-related instruments and swaps, as defined below.  The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, swaps and forward contracts currently across four major asset classes (commodities, currencies, fixed income and equities).  The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts, futures-related instruments and swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures and bond futures and swaps and may also invest in commodity futures and swaps (collectively, “Instruments”).  The Fund will seek to gain exposure to commodity futures and swaps primarily by investing in JNL/AQR Managed Futures Strategy Fund Ltd. (“Subsidiary”), which invests primarily in those futures and swaps (as described more fully below).These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  The Fund may also invest in fixed income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund’s assets.  This flexibility allows AQR Capital Management, LLC (“Sub-Adviser”) to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Sub-Adviser uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments.  Once a trend is determined, the Fund will take either a long or short position in the given Instrument.  The owner of a “long” position in a derivative instrument will benefit from an increase in the price of the underlying instrument. The owners of a “short” position in a derivative instrument will benefit from a decrease in the price of the underlying instrument.  The size of the position taken will relate to the Sub-Adviser’s confidence in the trend continuing as well as the Sub-Adviser’s estimate of the Instrument’s risk.  The Sub-Adviser generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please add the following after the ninth paragraph:

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary   is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary invests primarily in commodity futures and swaps, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to regulated investment companies (“RICs”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in those futures and swaps subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “ Management Fee ” in the Prospectus.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Commodity-linked derivatives risk ,” “ Commodities regulatory and tax risk ,” and “ Tax risk ” in its entirety and replace with the following:

•
Commodity-linked derivatives risk   – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk   – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please add the following risk:

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

JNL/BlackRock Commodity Securities Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please add the following after the fourth paragraph:

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals, such as exchange-traded funds (“ETFs”), which are designed to provide this exposure without the Fund’s direct investment in physical commodities or commodities futures contracts. The Fund will seek to gain that exposure primarily by investing up to 25% of the value of its total assets in JNL/BlackRock Commodity Securities Strategy Fund Ltd., a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”), which invests primarily in commodity-related instruments (which may include commodity options and futures, swaps on commodity futures, ETFs that invest in commodities, and commodity-linked structured notes) and commodities (collectively, “Commodities”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in Commodities subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio, pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “ Management Fee ” in the Prospectus.

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Commodity-linked derivatives risk ” and “ Commodities regulatory and tax risk ,” in its entirety and replace with the following:

•
Commodity-linked derivatives risk   – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy), at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk   – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please add the following risks:

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

JNL/BlackRock Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “ Principal Investment Strategies ,” please delete the seventh paragraph in its entirety and add the following paragraphs in its place:

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase in the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals, such as exchange-traded funds (“ETFs”), which are designed to provide this exposure without the Fund’s direct investment in physical commodities or commodities futures contracts. The Fund may seek to gain that exposure primarily by investing up to 25% of the value of its total assets in JNL/BlackRock Global Allocation Fund Ltd., a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”), which invests primarily in commodity-related instruments (which may include, among others, commodity options and futures, swaps on commodity futures, ETFs that invest in commodities, and commodity-linked structured notes) and commodities (collectively, “Commodities”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in Commodities subject to the same 1940 Act asset coverage requirements that are applicable to the Fund.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio, pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays.  See section entitled “ Management Fee ” in the Prospectus.

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Commodity-linked derivatives risk ,” “ Commodities regulatory and tax risk ,” “ Subsidiary risk ,” and “ Tax risk ” in its entirety and replace with the following:

•
Commodity-linked derivatives risk   – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk   – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

JNL/Ivy Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

In the summary prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please add the following paragraphs:

Generally, the Fund invests in futures contracts, futures-related instruments and equity swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures (collectively, “Instruments”).  The Fund will seek to gain exposure to commodity futures and swaps on commodity futures primarily by investing in JNL/Ivy Asset Strategy Fund Ltd. (“Subsidiary”), which invests primarily in precious metals and those futures and swaps (as described more fully below).These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary   is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary invests primarily in precious metals, commodity futures and swaps on commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to regulated investment companies (“RICs”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in precious metals and commodity-related investments subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays . See section entitled “ Management Fee ” in the Prospectus.

In the summary prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Commodity-linked derivatives risk ,” “ Commodities regulatory and tax risk ,” “ Subsidiary risk ,” and “ Tax risk ” in its entirety and replace with the following:

•
Commodity-linked derivatives risk   – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

JNL/Neuberger Berman Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

In the summary prospectus for the JNL/Neuberger Berman Strategic Income Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please add “ Mortgage-related and other asset-backed risk ”:

•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

JNL/S&P Managed Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

In the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Fund, in the section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

JNL/S&P Managed Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

In the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Fund, in the section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

JNL/S&P Managed Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

In the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Fund, in the section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

JNL/S&P Managed Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

In the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Fund, in the section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

JNL/S&P Managed Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

In the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Fund, in the section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

JNL Disciplined Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

In the summary prospectus for the JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, in the section entitled “ Principal Investment Strategies ,” please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

JNL Disciplined Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

In the summary prospectus for the JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, in the section entitled “ Principal Investment Strategies ,” please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

JNL Disciplined Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

In the summary prospectus for the JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, in the section entitled “ Principal Investment Strategies ,” please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

JNL/BlackRock Large Cap Select Growth Fund
JNL/BlackRock Large Cap Select Growth Fund (formerly, JNL/UBS Large Cap Select Growth Fund) Class A and B
Investment Objective.
The investment objective of the Fund is long-term capital appreciation.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees JNL/BlackRock Large Cap Select Growth Fund (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/BlackRock Large Cap Select Growth Fund		Class A	Class B
Management		0.67%	0.67%
Distribution and/or Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.10%	0.10%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.98%	0.78%
[1]	"Other Expenses" include an Administration Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/BlackRock Large Cap Select Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class A	100	312	542	1,201
Class B	80	249	433	966

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	143%

Period	Class B
1/1/2012 – 12/31/2012	143%

The portfolio turnover reflected above includes results when the Fund was managed by the previous sub-advisers, Capital Guardian Trust Company (from January 1, 2012 to April 30, 2012) and UBS Global Asset Management (Americas) Inc. (from April 30, 2012 to December 31, 2012).
Principal Investment Strategies.
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. large capitalization companies.  The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment.  In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.  Investments in equity securities include common stock and preferred stock, convertible securities, as well as, American Depository Receipts (“ADRs”). The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund’s investment strategies. The derivatives in which the Fund may invest include futures and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

In selecting securities, the Sub-Adviser seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage.  To this end, the Sub-Adviser considers earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum, when selecting securities.  The Sub-Adviser expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

In deciding whether an investment is tied to the U.S., the Sub-Adviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; or the investment is exposed to the economic fortunes and risks of the U.S.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
  Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
  Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.
  Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
  Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
  Large cap investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.
  Leverage risk – Reverse repurchase agreements, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.
  Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.
The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  Performance prior to April 30, 2012 reflects the Fund’s results when managed by the previous sub-adviser, Capital Guardian Trust Company.  Performance from April 30, 2012 through September 15, 2013, reflects the Fund’s results when managed by the previous sub-adviser, UBS Global Asset Management (Americas) Inc.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A

Best Quarter (ended 6/30/2003): 17.92%; Worst Quarter (ended 12/31/08): -27.62%
Class B

Best Quarter (ended 6/30/2009): 17.55%; Worst Quarter (ended 12/31/08): -27.59%
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns JNL/BlackRock Large Cap Select Growth Fund	1 year	5 year	10 year	Life of Class	Inception Date
Class A	10.61%	0.02%	6.16%
Class A Russell 1000�� Growth Index	15.26%	3.12%	7.52%
Class B	10.81%	0.39%		3.06%	Mar 5, 2004
Class B Russell 1000�� Growth Index	15.26%	3.12%		4.98%	Mar 5, 2004

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
JNL/BlackRock Large Cap Select Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JNL/BlackRock Large Cap Select Growth Fund (formerly, JNL/UBS Large Cap Select Growth Fund) Class A and B
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	143%

Period	Class B
1/1/2012 – 12/31/2012	143%

		The portfolio turnover reflected above includes results when the Fund was managed by the previous sub-advisers, Capital Guardian Trust Company (from January 1, 2012 to April 30, 2012) and UBS Global Asset Management (Americas) Inc. (from April 30, 2012 to December 31, 2012).
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administration Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities. Investments in equity securities include common stock and preferred stock, convertible securities, as well as, American Depository Receipts (“ADRs”). The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund’s investment strategies. The derivatives in which the Fund may invest include futures and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

In selecting securities, the Sub-Adviser seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage.  To this end, the Sub-Adviser considers earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum, when selecting securities.  The Sub-Adviser expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

In deciding whether an investment is tied to the U.S., the Sub-Adviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; or the investment is exposed to the economic fortunes and risks of the U.S.

		For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
  Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
  Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.
  Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
  Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
  Large cap investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.
  Leverage risk – Reverse repurchase agreements, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.
  Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. Performance prior to April 30, 2012 reflects the Fund’s results when managed by the previous sub-adviser, Capital Guardian Trust Company. Performance from April 30, 2012 through September 15, 2013, reflects the Fund’s results when managed by the previous sub-adviser, UBS Global Asset Management (Americas) Inc. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

		The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2003): 17.92%; Worst Quarter (ended 12/31/08): -27.62%
Bar Chart Two Closing [Text Block]	jnlst_BarChartTwoClosingTextBlock	Best Quarter (ended 6/30/2009): 17.55%; Worst Quarter (ended 12/31/08): -27.59%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
JNL/BlackRock Large Cap Select Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	143.00%
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	312
5 years	rr_ExpenseExampleYear05	542
10 years	rr_ExpenseExampleYear10	1,201
2003	rr_AnnualReturn2003	35.46%
2004	rr_AnnualReturn2004	11.67%
2005	rr_AnnualReturn2005	4.67%
2006	rr_AnnualReturn2006	4.60%
2007	rr_AnnualReturn2007	9.73%
2008	rr_AnnualReturn2008	(40.92%)
2009	rr_AnnualReturn2009	34.91%
2010	rr_AnnualReturn2010	12.67%
2011	rr_AnnualReturn2011	0.75%
2012	rr_AnnualReturn2012	10.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.62%)
1 year	rr_AverageAnnualReturnYear01	10.61%
5 year	rr_AverageAnnualReturnYear05	0.02%
10 year	rr_AverageAnnualReturnYear10	6.16%
JNL/BlackRock Large Cap Select Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	143.00%
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	249
5 years	rr_ExpenseExampleYear05	433
10 years	rr_ExpenseExampleYear10	966
2005	rr_AnnualReturn2005	4.86%
2006	rr_AnnualReturn2006	4.88%
2007	rr_AnnualReturn2007	9.94%
2008	rr_AnnualReturn2008	(40.81%)
2009	rr_AnnualReturn2009	35.16%
2010	rr_AnnualReturn2010	12.96%
2011	rr_AnnualReturn2011	1.84%
2012	rr_AnnualReturn2012	10.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.59%)
1 year	rr_AverageAnnualReturnYear01	10.81%
5 year	rr_AverageAnnualReturnYear05	0.39%
Life of Class	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 2004
JNL/BlackRock Large Cap Select Growth Fund | Russell 1000�� Growth Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.26%
5 year	rr_AverageAnnualReturnYear05	3.12%
10 year	rr_AverageAnnualReturnYear10	7.52%
JNL/BlackRock Large Cap Select Growth Fund | Russell 1000�� Growth Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.26%
5 year	rr_AverageAnnualReturnYear05	3.12%
Life of Class	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 2004

[1]	"Other Expenses" include an Administration Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

JNL/Invesco Mid Cap Value Fund
JNL/Invesco Mid Cap Value Fund (formerly, JNL/Lazard Mid Cap Equity Fund) Class A and B
Investment Objective.
The investment objective of the Fund is total return through growth of capital.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees JNL/Invesco Mid Cap Value Fund (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/Invesco Mid Cap Value Fund		Class A	Class B
Management		0.71%	0.71%
Distribution and/or Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.10%	0.10%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.02%	0.82%
[1]	"Other Expenses" include an Administration Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/Invesco Mid Cap Value Fund (USD $)	1 year	3 years	5 years	10 years
Class A	104	325	563	1,248
Class B	84	262	455	1,014

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	113%

Period	Class B
1/1/2012 – 12/31/2012	113%

The portfolio turnover reflected above reflects the Fund’s results when managed by the previous sub- adviser , Lazard Asset Management LLC.
Principal Investment Strategies.
The Fund seeks to achieve its objective by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.

The Fund may invest up to 20% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 20% of its net assets in securities of foreign issuers or depositary receipts.

The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use in futures contracts, including index futures, to seek exposure to certain asset classes.

The Fund can use options to seek alpha (return on investments in excess of the Russell Midcap® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund emphasizes a value style of investing. The Sub-Adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. In selecting securities, the Sub-Adviser focuses on companies that it believes possess characteristics for improved valuation. The Sub-Adviser looks for catalysts for change that may positively impact a company, such as new management, an industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation as a result of the change taking place at the company.

The Sub-Adviser will consider selling a security if it reaches the Sub-Adviser’s estimate of fair value or if a more attractive investment opportunity is identified.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
  Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.
  Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.
  Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.
  Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
  Investments in initial public offerings of securities (“IPOs”) risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
  Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
  Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.
  Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.
  Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.
The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The performance information shown reflects the Fund’s results when managed by the previous sub-adviser, Lazard Asset Management LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective September 16, 2013, in conjunction with the change in sub-adviser, the Fund will replace the Russell MidCap® Index with the Russell Mid Cap Value Index as its benchmark.
Annual Total Returns as of December 31
Class A

Best Quarter (ended 6/30/2009): 21.77%; Worst Quarter (ended 12/31/08): -27.15%
Class B

Best Quarter (ended 6/30/2009): 21.79%; Worst Quarter (ended 12/31/08): -27.16%
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns JNL/Invesco Mid Cap Value Fund	1 year	5 year	10 year	Life of Class	Inception Date
Class A	7.74%	1.29%	7.60%
Class A Russell MidCap�� Index	17.28%	3.57%	10.65%
Class B	7.89%	1.37%		4.74%	Mar 5, 2004
Class B Russell MidCap�� Index	17.28%	3.57%		7.11%	Mar 5, 2004

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
JNL/Invesco Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JNL/Invesco Mid Cap Value Fund (formerly, JNL/Lazard Mid Cap Equity Fund) Class A and B
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is total return through growth of capital.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	113%

Period	Class B
1/1/2012 – 12/31/2012	113%

		The portfolio turnover reflected above reflects the Fund’s results when managed by the previous sub- adviser , Lazard Asset Management LLC.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administration Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.

The Fund may invest up to 20% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 20% of its net assets in securities of foreign issuers or depositary receipts.

The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use in futures contracts, including index futures, to seek exposure to certain asset classes.

The Fund can use options to seek alpha (return on investments in excess of the Russell Midcap® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund emphasizes a value style of investing. The Sub-Adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. In selecting securities, the Sub-Adviser focuses on companies that it believes possess characteristics for improved valuation. The Sub-Adviser looks for catalysts for change that may positively impact a company, such as new management, an industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation as a result of the change taking place at the company.

The Sub-Adviser will consider selling a security if it reaches the Sub-Adviser’s estimate of fair value or if a more attractive investment opportunity is identified.

		The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
  Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.
  Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.
  Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.
  Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
  Investments in initial public offerings of securities (“IPOs”) risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
  Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
  Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.
  Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.
  Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk – The Fund is considered non-diversified. As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The performance information shown reflects the Fund’s results when managed by the previous sub-adviser, Lazard Asset Management LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

		Effective September 16, 2013, in conjunction with the change in sub-adviser, the Fund will replace the Russell MidCap® Index with the Russell Mid Cap Value Index as its benchmark.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 21.77%; Worst Quarter (ended 12/31/08): -27.15%
Bar Chart Two Closing [Text Block]	jnlst_BarChartTwoClosingTextBlock	Best Quarter (ended 6/30/2009): 21.79%; Worst Quarter (ended 12/31/08): -27.16%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 16, 2013, in conjunction with the change in sub-adviser, the Fund will replace the Russell MidCap® Index with the Russell Mid Cap Value Index as its benchmark.
JNL/Invesco Mid Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	325
5 years	rr_ExpenseExampleYear05	563
10 years	rr_ExpenseExampleYear10	1,248
2003	rr_AnnualReturn2003	28.89%
2004	rr_AnnualReturn2004	24.72%
2005	rr_AnnualReturn2005	8.81%
2006	rr_AnnualReturn2006	14.56%
2007	rr_AnnualReturn2007	(2.61%)
2008	rr_AnnualReturn2008	(38.96%)
2009	rr_AnnualReturn2009	39.65%
2010	rr_AnnualReturn2010	23.07%
2011	rr_AnnualReturn2011	(5.67%)
2012	rr_AnnualReturn2012	7.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.15%)
1 year	rr_AverageAnnualReturnYear01	7.74%
5 year	rr_AverageAnnualReturnYear05	1.29%
10 year	rr_AverageAnnualReturnYear10	7.60%
JNL/Invesco Mid Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	1,014
2005	rr_AnnualReturn2005	8.99%
2006	rr_AnnualReturn2006	14.77%
2007	rr_AnnualReturn2007	(2.44%)
2008	rr_AnnualReturn2008	(38.88%)
2009	rr_AnnualReturn2009	39.19%
2010	rr_AnnualReturn2010	23.24%
2011	rr_AnnualReturn2011	(5.38%)
2012	rr_AnnualReturn2012	7.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.16%)
1 year	rr_AverageAnnualReturnYear01	7.89%
5 year	rr_AverageAnnualReturnYear05	1.37%
Life of Class	rr_AverageAnnualReturnSinceInception	4.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 2004
JNL/Invesco Mid Cap Value Fund | Russell MidCap�� Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.28%
5 year	rr_AverageAnnualReturnYear05	3.57%
10 year	rr_AverageAnnualReturnYear10	10.65%
JNL/Invesco Mid Cap Value Fund | Russell MidCap�� Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.28%
5 year	rr_AverageAnnualReturnYear05	3.57%
Life of Class	rr_AverageAnnualReturnSinceInception	7.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 2004

[1]	"Other Expenses" include an Administration Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Document Creation Date	dei_DocumentCreationDate	Sep 13, 2013